Leases (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease, Cost
For the three and six months ended June 30, 2024 and 2023, the components of lease costs were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Operating lease cost	$956	$696	$1,731	$1,392
Variable lease cost	352	270	749	412
Short-term lease cost	1	2	4	5
Less: Sublease income	(250)	(251)	(760)	(506)
Total lease cost	$1,059	$717	$1,724	$1,303
The following summarizes additional information related to operating leases:

	June 30,
	2024	2023
Weighted-average remaining lease term	4.9 years	4.9 years
Weighted-average discount rate	11.5%	9.7%

For the years ended December 31, 2023, 2022 and 2021, the components of lease costs were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$2,828	$2,276	$2,023
Variable lease cost	965	910	834
Short-term lease cost	8	11	10
Less sublease income	(1,172)	(176)	—
Total lease cost	$2,629	$3,021	$2,867
The following summarizes additional information related to operating leases:

	December 31,
	2023	2022
Weighted-average remaining lease term	4.3 years	5.4 years
Weighted-average discount rate	9.9%	9.7%

Schedule of Lessee, Operating Lease, Liability, Maturity
The maturity of the Company’s operating lease liabilities as of June 30, 2024 were as follows (in thousands):

June 30, 2024
2024 (remainder)	$1,239
2025	4,350
2026	4,471
2027	4,276
2028	2,243
Thereafter	3,409
Total future minimum lease payments	19,988
Less: Imputed interest	5,121
Total operating lease liabilities	$14,867

The maturity of the Company’s operating lease liabilities as of December 31, 2023 were as follows (in thousands):

December 31, 2023
2024	$3,077
2025	3,164
2026	3,248
2027	3,017
2028	946
Thereafter	—
Total future minimum lease payments	13,452
Less: Imputed interest	2,497
Total operating lease liabilities	$10,955

Schedule of Operating Lease, Lease Income
The supplemental disclosure for the statement of cash flows related to operating leases was as follows (in thousands):

	Six Months Ended June 30,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:	$1,604	$1,319

The supplemental disclosure for the statement of cash flows related to operating leases were as follows (in thousands):

	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:	$2,696	$2,048